Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventory [Abstract]
Raw materials	$ 16,534	$ 5,043
Work-in-process	5,220	2,870
Finished goods	13,902	8,776
Packaging	3,004	1,271
Total	$ 38,660	$ 17,960